RIGHT-OF-USE ASSETS AND OPERATING LEASE LIABILITIES	12 Months Ended
Dec. 31, 2024
Right-of-use Assets And Operating Lease Liabilities
RIGHT-OF-USE ASSETS AND OPERATING LEASE LIABILITIES

NOTE 10 - RIGHT-OF-USE ASSETS AND OPERATING LEASE LIABILITIES

The Company determines if a contract contains a lease at inception. US GAAP requires that the Company’s leases be evaluated and classified as operating or finance leases for financial reporting purposes. The classification evaluation begins at the commencement date and the lease term used in the evaluation includes the non-cancellable period for which the Company has the right-to-use the underlying asset, together with renewal option periods when the exercise of the renewal option is reasonably certain or failure to exercise such option would result in an economic penalty.

The Company has the following operating leases:

●	Real estate leases for its manufacturing factory and electroplating production line in the PRC (annual payment of approximately $611,000) that will expire on February 28, 2026 and September 30, 2026, respectively. Two office parking facilities (annual payment of approximately $11,000) that will expire on November 30, 2026 and expired March 31, 2026, respectively.

●	Office equipment lease (annual payment of approximately $4,000) that will expire on December 31, 2029, and various real estate leases for its office space in Hong Kong (annual payment of approximately $175,000) that will expire on December 31, 2025, June 15, 2025 and July 31, 2025, respectively.

The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. The leases generally do not contain options to extend at the time of expiration.

The weighted-average remaining lease terms and discount rates of the Company’s operating leases are as follows:

	As of December 31,
	2024	2023
Weighted average remaining lease term (years)	$1.35	$1.78
Weighted average discount rate	4.0%	5.0%

Operating lease expenses are allocated between the cost of revenues and selling, general, and administrative expenses. Total operating lease expenses were approximately $801,000, $778,000 and $497,000 for 2024, 2023 and 2022, respectively. Gross sublease income was approximately $140,000, $142,000 and $117,000 for the years ended December 31, 2024, 2023 and 2022, respectively.

The following table sets forth the five-year maturity schedule of the Company’s lease liabilities:

For the years ending December 31,	Amount
2025	$508,089
2026	124,823
2027	3,893
2028	3,893
2029	3,569
Total operating lease payments	644,267
Less: imputed interest	(17,927)
Present value of operating lease liabilities	$626,340